Related Party Transactions - Additional Information 1 (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Due from affiliates	$ 15,202	$ 29,682
Due to affiliates	$ 121,864	$ 47,810